Quarterly Holdings Report
for

Fidelity® Puritan® Fund

May 31, 2019

PUR-QTLY-0719
1.800346.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	3,332,500	$181,121
Entertainment - 1.7%
Electronic Arts, Inc. (a)	210,400	19,584
Lions Gate Entertainment Corp. Class B	602,385	8,289
Live Nation Entertainment, Inc. (a)	485,900	29,552
LiveXLive Media, Inc. (a)(b)(c)	4,110,233	15,537
Netflix, Inc. (a)	356,700	122,448
The Void LLC (a)(d)(e)(f)	40,946	13,912
The Walt Disney Co.	1,242,700	164,086
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	26,182,064	82,212
		455,620
Interactive Media & Services - 3.9%
Alphabet, Inc. Class C (a)	616,583	680,479
Facebook, Inc. Class A (a)	1,971,260	349,840
Twitter, Inc. (a)	275,000	10,021
		1,040,340
Media - 0.6%
Comcast Corp. Class A	1,933,500	79,274
Vice Holding, Inc. (a)(e)(f)	86,301	70,099
		149,373
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	944,500	69,364

TOTAL COMMUNICATION SERVICES		1,895,818

CONSUMER DISCRETIONARY - 8.4%
Diversified Consumer Services - 0.3%
Arco Platform Ltd. Class A	176,100	6,762
Grand Canyon Education, Inc. (a)	683,384	81,910
ServiceMaster Global Holdings, Inc. (a)	66,000	3,564
		92,236
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	1,142,300	226,484
Sea Ltd. ADR (a)	570,647	16,229
YETI Holdings, Inc. (b)	618,000	14,783
		257,496
Household Durables - 0.2%
Blu Homes, Inc. (a)(e)(f)	14,988,638	26
D.R. Horton, Inc.	1,110,000	47,464
		47,490
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	477,800	71,316
Amazon.com, Inc. (a)	404,800	718,548
Etsy, Inc. (a)	782,400	48,751
GrubHub, Inc. (a)(b)	246,798	16,079
MercadoLibre, Inc. (a)	99,900	56,995
The Booking Holdings, Inc. (a)	13,300	22,028
		933,717
Multiline Retail - 0.9%
Dollar General Corp.	436,600	55,570
Dollar Tree, Inc. (a)	1,694,300	172,124
		227,694
Specialty Retail - 1.1%
Five Below, Inc. (a)	278,000	35,787
Lowe's Companies, Inc.	1,158,700	108,084
TJX Companies, Inc.	1,997,800	100,469
Ulta Beauty, Inc. (a)	158,300	52,774
		297,114
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	1,540,200	48,453
Kering SA	11,600	6,038
LVMH Moet Hennessy - Louis Vuitton SA	276,414	104,303
NIKE, Inc. Class B	1,579,400	121,835
Tory Burch LLC Class B (a)(d)(e)(f)	1,027,581	58,171
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	626,609	14,287
		353,087

TOTAL CONSUMER DISCRETIONARY		2,208,834

CONSUMER STAPLES - 3.4%
Beverages - 1.0%
Coca-Cola European Partners PLC	79,852	4,424
Constellation Brands, Inc. Class A (sub. vtg.)	156,000	27,526
Keurig Dr. Pepper, Inc.	1,566,700	44,165
Monster Beverage Corp. (a)	1,536,800	95,066
PepsiCo, Inc.	323,000	41,344
The Coca-Cola Co.	815,464	40,064
		252,589
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc.	1,363,800	34,068
Costco Wholesale Corp.	124,600	29,852
Walmart, Inc.	1,403,300	142,351
		206,271
Food Products - 0.1%
Darling International, Inc. (a)	1,754,200	33,154
Household Products - 1.2%
Kimberly-Clark Corp.	390,500	49,941
Procter & Gamble Co.	2,622,800	269,912
		319,853
Personal Products - 0.2%
Coty, Inc. Class A	500,000	6,170
Estee Lauder Companies, Inc. Class A	282,000	45,410
L'Oreal SA (a)	10,600	2,847
		54,427
Tobacco - 0.1%
Altria Group, Inc.	389,500	19,109

TOTAL CONSUMER STAPLES		885,403

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
BP PLC	12,781,400	86,604
ConocoPhillips Co.	534,600	31,520
Hess Corp.	1,835,200	102,514
Parsley Energy, Inc. Class A (a)	1,460,000	26,032
Pioneer Natural Resources Co.	1,191,900	169,202
Reliance Industries Ltd.	4,102,500	78,360
		494,232
FINANCIALS - 7.1%
Banks - 3.9%
Bank of America Corp.	13,716,800	364,867
Citigroup, Inc.	3,444,340	214,066
HDFC Bank Ltd. sponsored ADR	247,900	30,779
JPMorgan Chase & Co.	2,088,523	221,300
M&T Bank Corp.	767,800	122,541
SunTrust Banks, Inc.	1,119,000	67,151
		1,020,704
Capital Markets - 1.8%
Charles Schwab Corp.	939,100	39,076
CME Group, Inc.	554,000	106,434
E*TRADE Financial Corp.	485,800	21,764
IntercontinentalExchange, Inc.	463,500	38,104
Morningstar, Inc.	105,116	14,720
MSCI, Inc.	554,300	121,952
S&P Global, Inc.	460,200	98,428
The Blackstone Group LP	923,600	34,958
Tradeweb Markets, Inc. Class A	78,900	3,558
		478,994
Consumer Finance - 0.4%
American Express Co.	887,300	101,782
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	1,097,300	216,629
Insurance - 0.2%
American International Group, Inc.	412,400	21,061
MetLife, Inc.	355,000	16,405
		37,466

TOTAL FINANCIALS		1,855,575

HEALTH CARE - 9.9%
Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (a)	860,504	20,643
Alexion Pharmaceuticals, Inc. (a)	1,369,200	155,651
Blueprint Medicines Corp. (a)	121,200	9,211
Neurocrine Biosciences, Inc. (a)	192,129	16,289
Sarepta Therapeutics, Inc. (a)	216,900	24,694
Vertex Pharmaceuticals, Inc. (a)	1,333,000	221,518
		448,006
Health Care Equipment & Supplies - 4.0%
Alcon, Inc. (a)	1,172,400	68,210
Becton, Dickinson & Co.	903,600	210,936
Boston Scientific Corp. (a)	4,780,000	183,600
Danaher Corp.	1,703,022	224,816
Edwards Lifesciences Corp. (a)	379,700	64,815
Hologic, Inc. (a)	1,066,937	46,956
Intuitive Surgical, Inc. (a)	222,500	103,429
Stryker Corp.	770,200	141,131
Teleflex, Inc.	65,500	18,884
		1,062,777
Health Care Providers & Services - 1.7%
Cigna Corp.	84,000	12,434
HCA Holdings, Inc.	276,500	33,445
Humana, Inc.	290,200	71,058
UnitedHealth Group, Inc.	1,333,000	322,319
		439,256
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	651,600	173,964
Pharmaceuticals - 1.8%
Allergan PLC	619,400	75,511
AstraZeneca PLC sponsored ADR	3,008,700	112,465
Bristol-Myers Squibb Co.	1,227,000	55,669
Eli Lilly & Co.	805,700	93,413
Roche Holding AG (participation certificate)	100,730	26,457
Zoetis, Inc. Class A	1,134,200	114,611
		478,126

TOTAL HEALTH CARE		2,602,129

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.5%
Northrop Grumman Corp.	493,100	149,533
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	41,122	8,389
Class C (a)(e)(f)	5,607	1,144
The Boeing Co.	291,000	99,409
TransDigm Group, Inc. (a)	137,500	60,631
United Technologies Corp.	646,400	81,640
		400,746
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	155,000	11,079
TulCo LLC (a)(d)(e)(f)	42,857	23,493
		34,572
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc.	1,488,800	112,092
Electrical Equipment - 0.5%
AMETEK, Inc.	783,000	64,120
Fortive Corp.	665,000	50,640
		114,760
Industrial Conglomerates - 0.2%
General Electric Co.	4,644,300	43,842
Machinery - 0.7%
Deere & Co.	723,540	101,419
Gardner Denver Holdings, Inc. (a)	1,926,800	65,453
Xylem, Inc.	238,863	17,728
		184,600
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,318,000	75,640
Road & Rail - 2.6%
CSX Corp.	1,610,400	119,926
Lyft, Inc.	1,134,908	58,854
Norfolk Southern Corp.	1,372,100	267,752
Uber Technologies, Inc.	1,596,241	58,054
Union Pacific Corp.	1,124,100	187,477
		692,063

TOTAL INDUSTRIALS		1,658,315

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,337,000	61,279
Electronic Equipment & Components - 0.0%
Zebra Technologies Corp. Class A (a)	44,000	7,543
IT Services - 3.9%
Accenture PLC Class A	587,400	104,598
Adyen BV (g)	35,895	28,904
Broadridge Financial Solutions, Inc.	125,000	15,609
EPAM Systems, Inc. (a)	10,700	1,847
Fastly, Inc. Class A	37,500	780
Global Payments, Inc.	58,000	8,934
GoDaddy, Inc. (a)	410,000	30,504
MasterCard, Inc. Class A	1,343,500	337,877
MongoDB, Inc. Class A (a)	332,305	46,636
PayPal Holdings, Inc. (a)	1,180,100	129,516
Visa, Inc. Class A	1,953,600	315,174
		1,020,379
Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV	674,000	126,746
Broadcom, Inc.	204,000	51,335
Lam Research Corp.	623,700	108,904
Marvell Technology Group Ltd.	1,885,235	42,041
NVIDIA Corp.	547,400	74,151
NXP Semiconductors NV	1,801,400	158,811
Qualcomm, Inc.	2,186,000	146,069
Xilinx, Inc.	201,000	20,564
		728,621
Software - 7.4%
2U, Inc. (a)(b)	1,388,400	52,745
Adobe, Inc. (a)	722,300	195,671
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	5,419
Autodesk, Inc. (a)	107,000	17,217
Black Knight, Inc. (a)	65,000	3,685
Guidewire Software, Inc. (a)	240,000	24,125
HubSpot, Inc. (a)	50,000	8,664
Intuit, Inc.	561,466	137,475
Microsoft Corp.	7,767,600	960,697
Salesforce.com, Inc. (a)	1,819,182	275,442
Splunk, Inc. (a)	215,000	24,508
The Trade Desk, Inc. (a)(b)	230,500	45,826
Workday, Inc. Class A (a)	891,400	181,953
		1,933,427
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	927,500	162,377

TOTAL INFORMATION TECHNOLOGY		3,913,626

MATERIALS - 1.7%
Chemicals - 1.4%
CF Industries Holdings, Inc.	1,429,400	57,519
Dow, Inc. (a)	812,467	37,991
DowDuPont, Inc.	1,102	34
Linde PLC	517,100	93,362
Nutrien Ltd.	1,677,000	81,737
Olin Corp.	1,180,000	23,140
Sherwin-Williams Co.	133,800	56,122
The Chemours Co. LLC	248,000	5,230
The Mosaic Co.	618,700	13,283
		368,418
Containers & Packaging - 0.1%
Avery Dennison Corp.	179,200	18,648
Metals & Mining - 0.2%
Barrick Gold Corp.	3,416,500	42,433
Franco-Nevada Corp.	156,000	12,045
		54,478

TOTAL MATERIALS		441,544

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	1,574,500	328,708
Ant International Co. Ltd. Class C (e)(f)	1,782,512	11,141
Crown Castle International Corp.	1,189,500	154,647
Equinix, Inc.	203,100	98,664
SBA Communications Corp. Class A (a)	333,800	72,238
		665,398
UTILITIES - 0.9%
Electric Utilities - 0.8%
NextEra Energy, Inc.	499,500	99,006
Vistra Energy Corp.	5,111,200	120,420
		219,426
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	844,300	28,740

TOTAL UTILITIES		248,166

TOTAL COMMON STOCKS
(Cost $12,982,217)		16,869,040

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (e)(f)	38,589,900	9,358
Series D (e)(f)	40,824,742	9,900
		19,258
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(e)(f)	196,700	9,001
Series E (a)(e)(f)	1,020,158	19,995
		28,996
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(e)(f)	1,846,568	39,295
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(e)(f)	508,444	15,701
Series F (a)(e)(f)	157,251	4,856
		20,557
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc. Series C (a)(e)(f)	1,881,874	14,378
Rent the Runway, Inc.:
Series E (a)(e)(f)	1,378,930	30,824
Series F (e)(f)	223,676	5,000
		50,202

TOTAL CONSUMER DISCRETIONARY		158,308

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Generation Bio Series B (a)(e)(f)	370,500	3,368
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	145
Mulberry Health, Inc.:
Series A (a)(e)(f)	700,782	5,008
Series A8 (a)(e)(f)	2,960,879	21,158
Series AA (a)(e)(f)	58,145	415
		26,726

TOTAL HEALTH CARE		30,094

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	10,592
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Jello Labs, Inc. Series C (a)(e)(f)	1,050,307	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $194,646)		198,994
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.42% 6/6/19
(Cost $850)	850	850
	Shares	Value (000s)

Fixed-Income Funds - 33.8%
Fidelity High Income Central Fund (h)	12,033,107	$1,317,025
Fidelity Investment Grade Bond Central Fund (h)	68,986,907	7,558,895
TOTAL FIXED-INCOME FUNDS
(Cost $8,807,610)		8,875,920

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.41% (i)	341,375,002	341,443
Fidelity Securities Lending Cash Central Fund 2.42% (i)(j)	75,117,792	75,125
TOTAL MONEY MARKET FUNDS
(Cost $416,566)		416,568
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $22,401,889)		26,361,372
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(92,720)
NET ASSETS - 100%		$26,268,652

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $472,998,000 or 1.8% of net assets.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,904,000 or 0.1% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,049
Blu Homes, Inc.	6/10/13	$5,000
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A	3/23/18	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Mulberry Health, Inc. Series AA	3/23/18	$170
Neutron Holdings, Inc. Series C	7/3/18	$7,056
Neutron Holdings, Inc. Series D	1/25/19	$9,900
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Rent the Runway, Inc. Series F	3/21/19	$5,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,092
Tory Burch LLC Class B	12/31/12 - 5/14/15	$66,339
TulCo LLC	8/24/17 - 12/14/17	$15,016
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$49,798

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13,139
Fidelity High Income Central Fund	7,762
Fidelity Investment Grade Bond Central Fund	22,454
Fidelity Mortgage Backed Securities Central Fund	38,328
Fidelity Securities Lending Cash Central Fund	1,047
Total	$82,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$--	$1,392,701	$49,978	$(448)	$(25,250)	$1,317,025	48.3%
Fidelity Investment Grade Bond Central Fund	--	7,630,543	165,170	(39)	93,561	7,558,895	49.9%
Fidelity Mortgage Backed Securities Central Fund	1,547,167	434,549	2,023,774	48,328	(6,270)	--	0.0%
Total	$1,547,167	$9,457,793	$2,238,922	$47,841	$62,041	$8,875,920

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$20,381	$315	$--	$--	$--	$(5,159)	$15,537
Total	$20,381	$315	$--	$--	$--	$(5,159)	$15,537

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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